FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Sensitivity Analysis) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	$ (132)	$ (416)
5% increase effect on net income (loss) and equity	(69)	(218)
Value on balance sheet	1,457	4,573
5% decrease effect on net income (loss) and equity	77	241
10% decrease effect on net income (loss) and equity	162	508
Short Term Deposit [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(251)
5% increase effect on net income (loss) and equity	(131)
Value on balance sheet	2,758
5% decrease effect on net income (loss) and equity	145
10% decrease effect on net income (loss) and equity	306
Other receivables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(31)	(66)
5% increase effect on net income (loss) and equity	(16)	(34)
Value on balance sheet	344	721
5% decrease effect on net income (loss) and equity	18	38
10% decrease effect on net income (loss) and equity	38	80
Trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	243	38
5% increase effect on net income (loss) and equity	127	20
Value on balance sheet	(2,670)	(416)
5% decrease effect on net income (loss) and equity	(141)	(22)
10% decrease effect on net income (loss) and equity	(297)	(46)
Other payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	169	114
5% increase effect on net income (loss) and equity	89	60
Value on balance sheet	(1,853)	(1,257)
5% decrease effect on net income (loss) and equity	(98)	(66)
10% decrease effect on net income (loss) and equity	(207)	(140)
NIS-linked balances [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(2)	(330)
5% increase effect on net income (loss) and equity	(0)	(172)
Value on balance sheet	36	3,621
5% decrease effect on net income (loss) and equity	1	191
10% decrease effect on net income (loss) and equity	2	402
Euro-linked trade payables [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(117)	(144)
5% increase effect on net income (loss) and equity	(61)	(76)
Value on balance sheet	(1,283)	(1,590)
5% decrease effect on net income (loss) and equity	67	84
10% decrease effect on net income (loss) and equity	142	177
Total [Member]
Disclosure of detailed information about financial instruments [line items]
10% increase effect on net income (loss) and equity	(119)	(474)
5% increase effect on net income (loss) and equity	(61)	(248)
Value on balance sheet	1,247	2,031
5% decrease effect on net income (loss) and equity	68	275
10% decrease effect on net income (loss) and equity	$ 144	$ 579